TRADE AND OTHER RECEIVABLES - Changes in allowance for doubtful accounts receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	₽ (4,623)
Balance, end of the year	(3,536)	₽ (4,623)
Trade and other receivables
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	(4,623)	(4,203)	₽ (4,318)
Allowance for ECL	(1,135)	(3,382)	(4,290)
Accounts receivable written off	2,232	2,719	4,276
Disposal/(Acquisition) of subsidiaries	(10)	243	129
Balance, end of the year	₽ (3,536)	₽ (4,623)	₽ (4,203)